Leases - Right-of-use assets (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jan. 01, 2020
Leases
Depreciation on right-of-use assets	$ 352	$ 309	$ 1,320	$ 821	$ 2,335
Buildings
Leases
Net book value	411		515	133	112	$ 63
Depreciation on right-of-use assets	104		61	90	128
Plant and equipment
Leases
Net book value	136		384	1,116	0	$ 7,253
Depreciation on right-of-use assets	$ 248		$ 248	$ 731	$ 2,207